Income and Social Contribution Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income and Social Contribution Taxes
9.	Income and Social Contribution Taxes

a. Deferred Income (IRPJ) and Social Contribution Taxes (CSLL)

The Company and its subsidiaries recognize deferred tax assets and liabilities, which are not subject to the statute of limitations, resulting from tax loss carryforwards, temporary differences, negative tax bases and revaluation of property, plant, and equipment, among others. Deferred tax assets are sustained by the continued profitability of their operations. Deferred IRPJ and CSLL are recognized under the following main categories:

	12/31/2018	12/31/2017
		Restated (i)
Assets—Deferred income and social contribution taxes on:
Provision for impairment of assets	116,191	103,092
Provisions for tax, civil, and labor risks	154,516	145,767
Provision for post-employment benefits	85,575	81,199
Provision for differences between cash and accrual basis	147,376	40,755
Goodwill	12,258	14,234
Business combination – fiscal basis vs. accounting basis of goodwill	75,838	74,972
Provision for asset retirement obligation	15,801	19,111
Other provisions	144,354	158,952
Tax losses and negative basis for social contribution carryforwards (d)	208,036	201,471

Total	959,945	839,553

Offset the liabilities balance	(445,758)	(225,492)

Net balance of assets	514,187	614,061

Liabilities—Deferred income and social contribution taxes on:
Revaluation of property, plant, and equipment	1,981	2,109
Lease	2,858	3,361
Provision for differences between cash and accrual basis	138,332	44,440
Provision for goodwill	187,845	131,811
Business combination – fair value of assets	117,352	90,532
Temporary differences of foreign subsidiaries	—	955
Other provisions	6,687	35,926

Total	455,055	309,134

Offset the assets balance	(445,758)	(225,492)

Net balance of liabilities	9,297	83,642

Changes in the net balance of deferred IRPJ and CSLL are as follows:

	2018	2017	2016
		Restated (i)	Restated (i)
Initial balance	507,087	409,699	292,989
IFRS 9 and 15 adoption	68,450	42,274	30,240
IRPJ and CSLL related to CBLSA goodwill – retrospective effect (i)	(45,118)	—	—

Subtotal – Initial balance – restated (i)	530,419	451,973	323,229
Deferred IRPJ and CSLL recognized in income of the year	(162,417)	109,204	112,539
Deferred IRPJ and CSLL recognized in other comprehensive income	133,124	13,389	18,938
Deferred IRPJ and CSLL recognized in business combination (see Notes 3.c and 3.d)	1,054	(45,728)	—
Others	2,710	1,581	(2,733)

Final balance	504,890	530,419	451,973

(i)	See Note 2.x.

The estimated recovery of deferred tax assets relating to IRPJ and CSLL is stated as follows:

Up to 1 Year	181,343
From 1 to 2 Years	117,990
From 2 to 3 Years	172,439
From 3 to 5 Years	169,119
From 5 to 7 Years	224,291
From 7 to 10 Years	94,763

Total of deferred tax assets relating to IRPJ and CSLL	959,945

b. Reconciliation of Income and Social Contribution Taxes

IRPJ and CSLL are reconciled to the statutory tax rates as follows:

	2018	2017	2016
		Restated (vi)	Restated (vi)
Income (loss) before taxes and share of profit (loss) of joint ventures, and associates	1,785,818	2,318,446	2,227,298
Statutory tax rates - %	34	34	34

Income and social contribution taxes at the statutory tax rates	(607,178)	(788,272)	(757,281)

Adjustments to the statutory income and social contribution taxes:
Nondeductible expenses (i)	(82,784)	(105,017)	(57,961)
Nontaxable revenues (ii)	32,523	19,084	7,561
Adjustment to estimated income (iii)	9,706	10,844	14,218
Interest on equity (iv)	(538)	(550)	(364)
Unrecorded deferred Income and Social Contribution Taxes Carryforwards deferred (v)	(95,480)	—	—
Other adjustments	(2,634)	2,059	6,957

Income and social contribution taxes before tax incentives	(746,385)	(861,852)	(786,870)

Tax incentives—SUDENE	107,666	48,598	98,912

Income and social contribution taxes in the income statement	(638,719)	(813,254)	(687,958)

Current	(476,302)	(922,458)	(800,497)
Deferred	(162,417)	109,204	112,539
Effective IRPJ and CSLL rates - %	35.8	35.1	30.9

(i)

Consist of certain expenses that cannot be deducted for tax purposes under applicable tax legislation, such as expenses with fines, donations, gifts, losses of assets, negative effects of foreign subsidiaries and certain provisions;

(ii)	Consist of certain gains and income that are not taxable under applicable tax legislation, such as the reimbursement of taxes and the reversal of certain provisions;
(iii)

Brazilian tax law allows for an alternative method of taxation for companies that generated gross revenues of up to R$ 78 million in their previous fiscal year. Certain subsidiaries of the Company adopted this alternative form of taxation, whereby income and social contribution taxes are calculated on a basis equal to 32% of operating revenues, as opposed to being calculated based on the effective taxable income of these subsidiaries. The adjustment to estimated income represents the difference between the taxation under this alternative method and the income and social contribution taxes that would have been paid based on the effective statutory rate applied to the taxable income of these subsidiaries;

(iv)

Interest on equity is an option foreseen in Brazilian corporate law to distribute profits to shareholders, calculated based on the long-term interest rate (“TJLP”), which does not affect the income statement, but is deductible for purposes of IRPJ and CSLL, being taxable to the beneficiary and deductible to the entity that pays.

(v)	See Note 9.d;
(vi)	See Note 2.x.

c. Tax Incentives—SUDENE

The following subsidiaries are entitled to federal tax benefits providing for IRPJ reduction under the program for development of northeastern Brazil operated by the Superintendence for the Development of the Northeast (“SUDENE”), as shown below:

Subsidiary	Units	Incentive - %	Expiration
Bahiana Distribuidora de Gás Ltda.	Aracaju base (1)	75	2028
	Suape base (2)	75	2018
	Mataripe base	75	2024
	Caucaia base	75	2025
	Juazeiro base (3)	75	2026
Terminal Químico de Aratu S.A. – Tequimar	Suape terminal	75	2020
	Aratu terminal	75	2022
	Itaqui terminal	75	2025
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Camaçari plant	75	2021
Oxiteno Nordeste S.A. Indústria e Comércio	Camaçari plant	75	2026
Empresa Carioca de Produtos Químicos S.A.	Camaçari plant	75	2026

(1)

The subsidiary Bahiana Distribuidora de Gás Ltda. (“Bahiana”), obtained 75% income tax reduction incentive recognized by SUDENE, through an appraisal report on October 22, 2018, until 2028, due to the modernization for its Aracaju plant – Sergipe. On October 22, 2018, the constitutive benefit appraisal report was sent to the RFB for approval within a term of 120 days. As a result of the expiration of the statutes of limitation for the RFB to approve the constitutive benefit appraisal report setting the tacit approval of the application, the income tax reduction will be recognized by the subsidiary in the income statement in 2019.

(2)

The subsidiary Bahiana had the 75% income tax reduction incentive recognized by SUDENE, through an appraisal report on January 14, 2019, until 2028, due to the modernization for its Suape plant – Pernambuco. On January 23, 2019, the constitutive benefit appraisal report was sent to the RFB for approval within a term of 120 days.

(3)

The subsidiary Bahiana, obtained 75% income tax reduction incentive recognized by SUDENE, through an appraisal report on November 7, 2017, until 2026, due to productive unit implementation for its Juazeiro plant – Bahia. On November 27, 2017, the constitutive benefit appraisal report was sent to the RFB, for approval within a term of 120 days. As a result of the expiration of the statutes of limitation for the RFB to approve the constitutive benefit appraisal report setting the tacit approval of the application, the income tax reduction was recognized by the subsidiary in the income statement in 2018, in the total amount of R$ 149 with retroactive effect in January 2017.

d. Income and Social Contribution Taxes Carryforwards

In 2018, the Company and certain subsidiaries had tax loss carryforwards related to income tax (IRPJ) of R$ 873,718 (R$ 576,948 in 2017) and negative basis of CSLL of R$ 876,315 (R$ 576,949 in 2017), whose compensations are limited to 30% of taxable income in a given tax year, which do not expire.

Deferred income and social contribution tax assets were recognized in the amount of R$ 208,036 in 2018 (R$ 201,471 in 2017), supported by the technical study of the projection of taxable profits for the realization of deferred tax assets, reviewed by the Fiscal Council and approved by the Company’s Board of Directors.

As a consequence of this study, in 2018, the subsidiary Extrafarma reversed the portion of deferred tax asset, whose realization exceeded the period of ten years, in the amount of R$ 39,462. The amount of deferred taxes not recognized due to the uncertainty of realization is R$ 220,832 in 2018 (R$ 128,418 in 2017).

In addition, certain offshore subsidiaries had tax loss carryforwards of R$ 620,906 (R$ 388,178 in 2017) not recognized.